Cover	Jul. 21, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jul. 21, 2026
Entity File Number	001-38803
Entity Registrant Name	Rocket One Inc.
Entity Central Index Key	0001711786
Entity Tax Identification Number	82-1553794
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	720 Monroe Street
Entity Address, Address Line Two	Suite E514
Entity Address, City or Town	Hoboken
Entity Address, State or Province	NJ
Entity Address, Postal Zip Code	07030
City Area Code	866
Local Phone Number	239-7459
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock, $0.0001 par value
Trading Symbol	RKTO
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false